COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 11. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

Antitrust Matters

We were named as a defendant in consolidated class action civil antitrust suits filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland alleging that we, our co-defendants and other alleged co-conspirators conspired to fix prices of TiO2 sold in the U.S. The other defendants named in this matter were E. I. du Pont de Nemours and Company ("DuPont"), Kronos and National Titanium Dioxide Company, Ltd. ("Cristal") (formerly Millennium). On August 28, 2012, the court certified a class consisting of all U.S. customers who purchased TiO2 directly from the defendants (the "Direct Purchasers") since February 1, 2003. On December 13, 2013, we and all other defendants settled the Direct Purchasers litigation and the court approved the settlement. We paid the settlement in an amount immaterial to our condensed consolidated and combined financial statements.

On November 22, 2013, we were named as a defendant in a civil antitrust suit filed in the U.S. District Court for the District of Minnesota brought by a Direct Purchaser who opted out of the Direct Purchasers class litigation (the "Opt-Out Litigation"). On April 21, 2014, the court severed the claims against us from the other defendants sued and ordered our case transferred to the U.S. District Court for the Southern District of Texas. Subsequently, Kronos, another defendant, was also severed from the Minnesota case and claims against it were transferred and consolidated for trial with our case in the Southern District of Texas. On February 26, 2016, we reached an agreement to settle the Opt-Out Litigation and subsequently paid the settlement in an amount immaterial to our condensed consolidated and combined financial statements.

We were also named as a defendant in a class action civil antitrust suit filed on March 15, 2013 in the U.S. District Court for the Northern District of California by the purchasers of products made from TiO2 (the "Indirect Purchasers") making essentially the same allegations as did the Direct Purchasers. On October 14, 2014, plaintiffs filed their Second Amended Class Action Complaint narrowing the class of plaintiffs to those merchants and consumers of architectural coatings containing TiO2. On August 11, 2015, the court granted our motion to dismiss the Indirect Purchasers litigation with leave to amend the complaint. A Third Amended Class Action Complaint was filed on September 29, 2015 further limiting the class to consumers of architectural paints. Plaintiffs have raised state antitrust claims under the laws of 15 states, consumer protection claims under the laws of nine states, and unjust enrichment claims under the laws of 16 states. On November 4, 2015, we and our co-defendants filed another motion to dismiss. On June 13, 2016, the court substantially denied the motion to dismiss except as to consumer protection claims in one state. The parties have entered into a settlement, subject to court approval, for an amount immaterial to our condensed consolidated and combined financial statements.

On August 23, 2016, we were named as a defendant in a fourth civil antitrust suit filed in the U.S. District Court for the Northern District of California by an Indirect Purchaser, Home Depot. Home Depot is an Indirect Purchaser primarily through paints it purchases from various manufacturers. We settled this matter for an amount immaterial to our condensed consolidated and combined financial statements and the court dismissed the case on May 31, 2017.

These Indirect Purchasers seek injunctive relief, treble damages or the maximum damages allowed by state law, costs of suit and attorneys' fees. We are not aware of any illegal conduct by us or any of our employees.

Other Proceedings

We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in these condensed consolidated and combined financial statements, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

21. COMMITMENTS AND CONTINGENCIES

Purchase Commitments—We have various purchase commitments extending through 2029 for materials, supplies and services entered into in the ordinary course of business. Included in the purchase commitments table below are contracts which require minimum volume purchases that extend beyond one year or are renewable annually and have been renewed for 2017. Certain contracts allow for changes in minimum required purchase volumes in the event of a temporary or permanent shutdown of a facility. To the extent the contract requires a minimum notice period; such notice period has been included in the table below. The contractual purchase prices for substantially all of these contracts are variable based upon market prices, subject to annual negotiations. We have estimated our contractual obligations by using the terms of our current pricing for each contract. We also have a limited number of contracts which require a minimum payment even if no volume is purchased. We believe that all of our purchase obligations will be utilized in our normal operations. For the years ended December 31, 2016, 2015 and 2014, we made minimum payments under such take or pay contracts without taking the product of $1 million, nil and nil, respectively. Total purchase commitments as of December 31, 2016 were as follows (dollars in millions):

Year ending December 31,
2017	$582
2018	438
2019	49
2020	14
2021	12
Thereafter	39

Operating Leases—We lease certain premises, automobiles, and office equipment under long‑term lease agreements. The total expense recorded under operating lease agreements in the combined statements of operations was approximately $9 million, $9 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Future minimum lease payments under noncancelable operating leases as of December 31, 2016 were as follows (dollars in millions):

Year ending December 31,
2017	$8
2018	7
2019	3
2020	2
2021	2
Thereafter	2
Total	$24

Guarantees—Substantially all of our U.S. operations and certain of their foreign subsidiary holdings fully and unconditionally guaranteed Huntsman International’s outstanding notes. Subsequent to the business separation, such operations and entities will no longer guarantee Huntsman International’s notes. As of December 31, 2016 and 2015, Huntsman International and its guarantors had third‑party debt outstanding of $3,793 million and $4,318 million, respectively. As of December 31, 2016 and 2015, our U.S. operations and certain of our foreign subsidiaries that guarantee Huntsman International’s outstanding notes had total assets, excluding intercompany amounts, of $502 million and $384 million, respectively.

LEGAL PROCEEDINGS

Antitrust Matters—We were named as a defendant in consolidated class action civil antitrust suits filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland alleging that we, our co‑defendants and other alleged co‑conspirators conspired to fix prices of TiO2 sold in the U.S. between at least March 1, 2002 and the present. The other defendants named in this matter were E. I. du Pont de Nemours and Company (DuPont), Kronos Worldwide, Inc. (“Kronos”) and National Titanium Dioxide Company, Ltd. (“Cristal”) (formerly Millennium). On August 28, 2012, the court certified a class consisting of all U.S. customers who purchased TiO2 directly from the defendants (the “Direct Purchasers”) since February 1, 2003. On December 13, 2013, we and all other defendants settled the Direct Purchasers litigation and the court approved the settlement. We paid the settlement in an amount immaterial to our combined financial statements.

On November 22, 2013, we were named as a defendant in a civil antitrust suit filed in the U.S. District Court for the District of Minnesota brought by a Direct Purchaser who opted out of the Direct Purchasers class litigation (the “Opt‑Out Litigation”). On April 21, 2014, the court severed the claims against us from the other defendants sued and ordered our case transferred to the U.S. District Court for the Southern District of Texas. Subsequently, Kronos, another defendant, was also severed from the Minnesota case and claims against it were transferred and consolidated for trial with our case in the Southern District of Texas. On February 26, 2016, we reached an agreement to settle the Opt‑Out litigation and subsequently paid the settlement in an amount immaterial to our combined financial statements.

We were also named as a defendant in a class action civil antitrust suit filed on March 15, 2013 in the U.S. District Court for the Northern District of California by the purchasers of products made from TiO2 (the “Indirect Purchasers”) making essentially the same allegations as did the Direct Purchasers. On October 14, 2014, plaintiffs filed their Second Amended Class Action Complaint narrowing the class of plaintiffs to those merchants and consumers of architectural coatings containing TiO2. On August 11, 2015, the court granted our motion to dismiss the Indirect Purchasers litigation with leave to amend the complaint. A Third Amended Class Action Complaint was filed on September 29, 2015 further limiting the class to consumers of architectural paints. Plaintiffs have raised state antitrust claims under the laws of 15 states, consumer protection claims under the laws of nine states, and unjust enrichment claims under the laws of 16 states. On November 4, 2015, we and our co‑defendants filed another motion to dismiss. On June 13, 2016, the court substantially denied the motion to dismiss except as to consumer protection claims in one state. The parties are presently negotiating a settlement for an amount that would not be material to our combined financial statements.

On August 23, 2016, we were named as a defendant in a fourth civil antitrust suit filed in the U.S. District Court for the Northern District of California by an Indirect Purchaser of TiO2, Home Depot. Home Depot is an Indirect Purchaser of TiO2 primarily through paints it purchases from various manufacturers. Home Depot makes the same claims as the Direct and Indirect Purchasers. On January 13, 2017, we filed a motion to dismiss the Home Depot case, which remains pending. We do not expect this matter to have a material impact on our consolidated financial statements.

These Indirect Purchasers seek to recover injunctive relief, treble damages or the maximum damages allowed by state law, costs of suit and attorneys’ fees. We are not aware of any illegal conduct by us or any of our employees. Nevertheless, we have incurred costs relating to these claims and could incur additional costs in amounts which in the aggregate could be material to us. Because of the overall complexity of these cases, we are unable to reasonably estimate any possible loss or range of loss and we have not made a material accrual with respect to these claims.

Other Proceedings—We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in these combined financial statements, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.